CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Ordinary shares	Treasury stock	Additional Paid-in capital	Statutory reserves	Accumulated other comprehensive income	Cumulative Translation Adjustments	Accumulated losses	Non- Controlling interest
Beginning Balance at Dec. 31, 2008	$ 128,210,051	$ 42,063		$ 137,560,175	$ 2,466,165		$ 7,363,186	$ (19,221,538)
Beginning Balance (in shares) at Dec. 31, 2008		420,636,230
Issuance of ordinary shares from exercise of stock options (in shares)		120,200
Issuance of ordinary shares from exercise of stock options	11,840	12		11,828
Stock-based compensation	266,887			266,887
Other comprehensive income/ (loss):
Translation adjustment	(145,899)						(145,899)
Unrealized gain on investment in marketable securities	437,250					437,250
Net income (loss)	110,892							110,892
Ending Balance at Dec. 31, 2009	128,891,021	42,075		137,838,890	2,466,165	437,250	7,217,287	(19,110,646)
Ending Balance (in shares) at Dec. 31, 2009		420,756,430
Issuance of ordinary shares from exercise of stock options (in shares)		373,700
Issuance of ordinary shares from exercise of stock options	36,810	38		36,772
Stock-based compensation	204,949			204,949
Acquisition of subsidiaries	20,614,282								20,614,282
Capital contributed to subsidiaries (Note 6)				(498,655)					498,655
Other comprehensive income/ (loss):
Translation adjustment	2,298,216						2,089,651		208,565
Unrealized gain on investment in marketable securities	1,939,473					1,939,473
Net income (loss)	(277,143)							(578,725)	301,582
Ending Balance at Dec. 31, 2010	153,707,608	42,113		137,581,956	2,466,165	2,376,723	9,306,938	(19,689,371)	21,623,084
Ending Balance (in shares) at Dec. 31, 2010		421,130,130
Issuance of ordinary shares from exercise of stock options (in shares)		304,900
Issuance of ordinary shares from exercise of stock options	30,033	31		30,002
Share repurchase (in shares)		(11,012,380)
Share repurchase	(1,425,204)		(1,425,204)
Stock-based compensation	133,917			133,917
Other comprehensive income/ (loss):
Translation adjustment	1,665,586						1,667,035		(1,449)
Unrealized gain on investment in marketable securities	2,076,434					2,076,434
Net income (loss)	6,287,647							5,263,442	1,024,205
Ending Balance at Dec. 31, 2011	$ 162,476,021	$ 42,144	$ (1,425,204)	$ 137,745,875	$ 2,466,165	$ 4,453,157	$ 10,973,973	$ (14,425,929)	$ 22,645,840
Ending Balance (in shares) at Dec. 31, 2011		410,422,650